RIGHT OF USE ASSETS (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Right of use assets beginning balance	$ 1,960,483	$ 2,395,049
Additions during the Year	706,974	0
Depreciation for the year	(417,175)	(491,705)
Impairment of right of use assets	(828,370)
Foreign exchange translation	9,189	57,139
Right of use assets ending balance	$ 1,431,101	$ 1,960,483